PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2019
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS

30)  PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS

a)    Accounting policy

The Company and its subsidiaries individually sponsor pension funds of post-retirement benefits for active and retired employees, in addition to a multisponsor supplementary retirement plan and health care plan for former employees. Contributions are determined on an actuarial basis and recorded on an accrual basis. Liabilities relating to defined benefit plans are determined based on actuarial evaluations at each year-end, in order to ensure that sufficient reserves have been set up for both current and future commitments.

Actuarial liabilities related to defined benefit plans were calculated using the projected unit credit method. Actuarial gains and losses are recognized immediately in equity (in other comprehensive income).

For plans with defined contribution characteristics, the obligation is limited to the contributions payable, which are recognized in the P&L in the respective accrual periods.

The asset or liability related to defined benefit plan to be recognized in the financial statements corresponds to the present value of the obligation for the defined benefit (using a discount rate based on long-term National Treasury Notes - “NTNs”), less the fair value of plan assets that will be used to settle the obligations. Plan assets are assets held by a privately held supplementary pension plan entity. Plan assets are not available to the Company’s creditors or those of its subsidiaries and cannot be paid directly to the Company or its subsidiaries. The fair value is based on information on market prices and, in the case of securities quoted, on the purchase price disclosed. The value of any defined benefit asset then recognized is limited to the present value of any economic benefits available as a reduction in future plan contribution from the Company.

Actuarial costs recognized in the statement of income are limited to the service cost and cost of interest on the defined benefit plan obligation. Any changes in the measurement of plan assets and obligations are initially recognized in other comprehensive income, and immediately reclassified to retained earnings in P&L.

The Company and its subsidiaries manage and individually sponsors a health care plan for retired employees and former employees with fixed contributions to the plan, in accordance with Law No. 9656/98 (which provides for private health care and health insurance plans). As provided for in Articles 30 and 31 of said law, participants shall have the right to the health care plan in which they participated while they were active employees.

b)    Critical estimates and judgments

The cost of pension plans with defined benefits and other post-employment health care benefits and the present value of the pension obligation are determined using actuarial valuation methods. Actuarial valuation involves use of assumptions about discount rates, future salary increases, mortality rates and future increases in pension and annuity benefits. The obligation for defined benefits is highly sensitive to changes in these assumptions. All assumptions are reviewed on an annual basis.

The mortality rate is based on publicly available mortality tables in the country. Future salary increases, and pension increases are based on expected future inflation rates for the country.

c)    Information on pension plans and other post-employment benefits

The plans sponsored by the Company and its subsidiaries and the related benefit types are as follows:

Plan	Type	Entity	Sponsor
PBS-A	Defined benefit (DB)	Sistel	Telefônica Brasil, jointly with other telecoms resulting from privatization of the Sistema Telebrás
PAMA / PCE	Defined benefit (DB)	Sistel	Telefônica Brasil, jointly with other telecoms resulting from privatization of the Sistema Telebrás
Healthcare - Law No. 9656/98	Defined benefit (DB)	Telefônica Brasil	Telefônica Brasil, Terra Networks, TGLog and TIS
CTB	Defined benefit (DB)	Telefônica Brasil	Telefônica Brasil
Telefônica BD	Defined benefit (DB)	VisãoPrev	Telefônica Brasil
VISÃO	Defined contribution (DC) / Hybrid	VisãoPrev	Telefônica Brasil, Terra Networks, TGLog and TIS

The Company has participation in the decisions that directly affect the governance of the plans, with members nominated for both the Deliberative Council and the Fiscal Council of the administrators Sistel and Visão Prev.

The defined benefit obligation is made up of different components, according to the pension characteristic of each plan, and may include the actuarial liabilities of supplementary pension liabilities, health care benefits to retirees and dependents or compensation for death or disability of members. This liability is exposed to economic and demographic risks, such as: (i) increases in medical costs that could impact the cost of health care plans; (ii) salary growth; (iii) long-term inflation rate; (iv) nominal discount rate; and (v) life expectancy of members and pensioners.

The fair value of plan assets is primarily comprised of fixed income investments (NTN's, LFT’s, LTN's, repurchase agreements, CDBs, debentures, letters of guarantee and FIDC shares) and equity investments (highly liquid, well regarded, large company shares and investments in market indices).

Due to the concentration of fixed income and floating rate investments plan assets are mainly exposed to the risks inherent in the financial market and economic environment such as: (i) market risk in the economic sectors where variable income investments are concentrated; (ii) risk events that impact the economic environment and market indices where variable income investments are concentrated; and (iii) the long-term inflation rate that may erode the profitability of fixed income investments at fixed rates.

The companies that administer post-employment benefits plans sponsored by the Company (Visão Prev and Sistel) seek to meet the flows of assets and liabilities through the acquisition of fixed income securities and other long-term assets.

With the exception of the Companhia Telefônica Brasileira ("CTB") and the healthcare plan under Law No. 9656/98, generally all benefit plans that have funds constituted present a surplus position. The economic benefit recorded in the Company's assets or that of its subsidiaries does not reflect the total surplus determined in these plans. The economic benefit stated under assets considers only the portion of the surplus which presents a real possibility of recovery. The means of plan surplus recovery is solely through reductions in future contributions and given that not all plans currently receive enough contributions for full recovery of surpluses, the economic benefit recorded under assets is limited to the total possible recovery amount in accordance with projected future contributions.

The position of plan assets is on December 31, 2019 and 2018, respectively, and plan assets were apportioned based on the Company’s actuarial liabilities in relation to the total actuarial liabilities of the plan.

The actuarial gains and losses generated in each year are immediately recognized in equity (in other comprehensive income).

The following is a summary of the pension plans and other post-employment benefits:

c.1) Post-Employment Health Benefits Plans

The actuarial valuation made for the PAMA health plan used the registration of the participants with a base date of October 31, 2019, while the actuarial valuation made for the health plan Law No. 9,656/98 used the registration of the participants with a base date of December 31, 2019, both plans projected for December 31, 2019. For comparative exercises, the actuarial valuation made for the PAMA health plan and health plan Law No. 9,656/98 used the participants of October 31, 2018 and September 30, 2018, respectively, both plans projected for December 31, 2018.

c.1.1) Healthcare Plan to Retirees and Special Coverage Program (PAMA and PAMA-PCE)

The Company, together with other companies of the former Telebrás System, at shared cost, sponsor health care plans (PAMA and PAMA-PCE) to retirees. These plans are managed by Fundação Sistel and are closed plans, not admitting new members.

Contributions to the plans are determined based on actuarial valuations prepared by independent actuaries, in accordance with the rules in force in Brazil. The funding procedure is the capitalization method and the sponsor’s contribution are at the fixed percentage of payroll of employees covered by the Telefônica BD plan.

c.1.2) Health care plan – Law No. 9656/98

The Company manages and together with its subsidiaries sponsors a health care plan to retired employees and former employees with fixed contributions to the plan, in accordance with Law No. 9656/98.

As provided for in Articles 30 and 31 of said law, participants shall have the right to the health care plan in which they participated while they were active employees. Benefitted participants are classified as retirees and their dependents and dismissed employees and their dependents.

Retirees and dismissed employees, in order to keep their right to the benefits, must make contributions to the plan in accordance with the contribution tables by age bracket established by carriers and/or insurance companies.

c.2)  Post-employment Social Security Plans

The actuarial valuation made for the pension plan (CTB, PBS-A, Telefônica BD and Visão Plans) used the registration of the participants with a base date of July 31, 2019, projected for December 31, 2019 and the registration of the participants with a base date of July 31, 2018, projected for December 31, 2018.

On August 15, 2018, Visão Prev obtained approvals from the National Superintendence of Private Pension Plans (“PREVIC”) for the incorporation of the TCO Prev plan into the Visão Telefônica and Telefônica BD plans. Thus, as of November 1, 2018, all participants in the TCO Prev plan became participants in the Visão Telefônica and Telefônica BD plans, according to their profile. This unification preserves all acquired rights and provides the participants of the merged plan with access to the benefits of the Visão Telefônica and Telefônica BD plans.

The main objective of the spin-off and merger is to create greater synergy in the benefits offered to participants.

They include the PBS Assisted Plans (“PBS-A"), CTB, Telefônica DB and Visão.

c.2.1) PBS Assisted Plan (PBS-A)

The PBS-A plan is a defined benefit private pension plan managed by Sistel and sponsored by the Company jointly with the other telecommunications companies originating in the privatization of the Telebrás System. The plan is subject to funding by sponsors in the case of any asset insufficiency to ensure pension supplementation of participants in the future.

The PBS-A plan comprises assisted participants of the Sistel Benefit Plan who were already retirees on January 31, 2000, from all the participating sponsors, with joint liability of all sponsors to the plan and Sistel.

According to PREVIC Ordinance No. 1,061, of December 5, 2019, published in the DOU on December 9, 2019, Sistel approved the distribution of part of its surplus, in the form of PBS-A's special reserve, with reversal of values to sponsors and improvement of benefits, in the form of temporary income, to those assisted.

The participation corresponding to the Company in the distribution of this reserve was calculated in the amount of R$215,328, with expected distribution in the form of 36 monthly payments, the first in the amount of R$5,981 (amount already received by the Company in December 2019) and the others in same amount but corrected by the plan's income (Note 10).

Even considering the distribution of the reserve approved by PREVIC, PBS-A still has assets in excess of actuarial obligations as of December 31, 2019 and 2018. These surpluses were not recognized due to the lack of legal provision for their reimbursement and, as they are not a contributory plan, no deduction is possible in future contributions.

c.2.2) CTB Plan

Contributions to the CTB plan are determined based on actuarial valuations prepared by independent actuaries, in accordance with the rules in force in Brazil. The funding procedure is the capitalization method and the sponsor’s contribution are a fixed percentage of payroll of employees covered by the plan.

The Company also individually manages and sponsors the CTB plan, originally provided to former employees of CTB who were in the Company in 1977, with whom an individual retirement concession agreement was executed to encourage their resignation. This is an informal pension supplementation benefit paid to former employees directly by the Company. These plans are closed, and no other members are admitted.

c.2.3) Telefônica DB Plan

The Company individually sponsors a defined benefit retirement plan, the Telefônica DB plan.

In order to improve allocation of Telefônica DB plan assets and analyze the coverage ratio of plan obligations in future years, a stochastic ALM study was prepared by Visão Prev and Willis Towers Watson. This ALM study aimed at projecting the ratio between coverage of liabilities (solvency ratio) and the risk of mismatching measured by the standard deviation of the solvency ratio. The study concluded that the plan presents sustainable projection of their coverage ratio with the current investments’ portfolio.

At the time of the concession, a benefit is calculated, which will be paid in a lifelong form and updated by inflation. This plan is not open to new accessions.

The contributions are defined according to the costing plan, which is calculated considering financial, demographic and economic hypotheses in order to accumulate enough resources to pay the benefits to the participants who are already receiving them, and to the new pensions.

c.2.4) VISÃO Plans

The Visão Telefônica and Visão Multi plans will hereinafter be shown jointly under the name VISÃO, due to their similarity.

The Company and its subsidiaries sponsor defined contribution pension plans with defined benefit components (hybrid plans), i.e. the VISÃO Plans, managed by Visão Prev. The contribution is attributed to each subsidiary in the economic and demographic proportion of its respective obligation to the plan.

The contributions made by the Company and subsidiaries related to defined contribution plans totaled R$27,963 on December 31, 2019 (R$39,967 on December 31, 2018).

The contributions to the Visão Telefônica and Visão Multi plans are: (i) basic and additional contribution, with contributions made by the participant and sponsor; and (ii) additional, sporadic and specific contribution, with contributions made only by the participant.

In addition, the participant has the possibility to choose one of five investment profiles to apply to their balance, and they are: Super Conservative, Conservative, Moderate, Aggressive and Aggressive Fixed Income Long-Term.

c.3)  Consolidated information on pension plans and other post-employment benefits

c.3.1) Reconciliation of net liabilities (assets):

	12.31.19			12.31.18
	Post-	Post-		Post-	Post-
	retirement	retirement		retirement	retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Present value of DB plan obligations	2,429,478	2,016,614	4,446,092	2,011,355	1,313,157	3,324,512
Fair value of plan assets	3,696,914	1,001,112	4,698,026	2,999,669	763,325	3,762,994
Net liabilities (assets)	(1,267,436)	1,015,502	(251,934)	(988,314)	549,832	(438,482)

Asset limitation	1,128,691	57,371	1,186,062	1,056,682	50,281	1,106,963

Current assets	(71,776)	—	(71,776)	0	—	0
Non-current assets	(149,163)	0	(149,163)	(10,997)	0	(10,997)
Current liabilities	6,937	18,620	25,557	8,114	11,553	19,667
Non-current liabilities	75,257	1,054,253	1,129,510	71,251	588,560	659,811

c.3.2) Total expenses recognized in the statement of income:

	2019			2018			2017
	Post-	Post-		Post-	Post-		Post-	Post-
	retirement	retirement		retirement	retirement		retirement	retirement
	pension plans	health plans	Total	pension plans	health plans	Total	pension plans	health plans	Total
Current service cost	3,155	16,293	19,448	2,931	13,722	16,653	3,044	7,606	10,650
Net interest on net actuarial assets/liabilities	5,713	56,612	62,325	6,074	45,892	51,966	5,258	29,325	34,583
Total	8,868	72,905	81,773	9,005	59,614	68,619	8,302	36,931	45,233

c.3.3) Amounts recognized in other comprehensive income (loss)

	2019			2018			2017
	Post-	Post-		Post-	Post-		Post-	Post-
	retirement	retirement		retirement	retirement		retirement	retirement
	pension plans	health plans	Total	pension plans	health plans	Total	pension plans	health plans	Total
Actuarial (losses) gains	(188,889)	412,416	223,527	(186,170)	184,527	(1,643)	325,292	208,195	533,487
Asset limitation effect	(24,297)	2,430	(21,867)	188,259	(93,125)	95,134	(309,780)	(52,411)	(362,191)
Total	(213,186)	414,846	201,660	2,089	91,402	93,491	15,512	155,784	171,296

c.3.4) Changes in amount net of liability (asset) of defined benefit, net

	12.31.19			12.31.18
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Net defined benefit liability (asset) at the beginning of the year	68,368	600,113	668,481	67,148	454,957	522,105
Business combinations	—	1,994	1,994	—	—	—
Expenses	8,868	72,905	81,773	9,005	59,614	68,619
Sponsor contributions	(8,776)	(16,985)	(25,761)	(9,874)	(5,860)	(15,734)
Amounts recognized in OCI	(213,186)	414,846	201,660	2,089	91,402	93,491
Distribution of reserves	5,981	—	5,981	—	—	—
Net defined benefit liability (asset) at the end of the year	(138,745)	1,072,873	934,128	68,368	600,113	668,481
Actuarial assets per balance sheet	(220,939)	—	(220,939)	(10,997)	—	(10,997)
Actuarial liabilities per balance sheet	82,194	1,072,873	1,155,067	79,365	600,113	679,478

c.3.5) Changes in defined benefit liability

	12.31.19			12.31.18
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Defined benefit liability at the beginning of the year	2,011,355	1,313,157	3,324,512	1,861,651	1,050,576	2,912,227
Liability assumed after acquisition of company	—	1,994	1,994	—	—	—
Current service costs	3,155	16,293	19,448	2,931	13,722	16,653
Interest on actuarial liabilities	175,695	121,088	296,783	173,842	103,617	277,459
Benefits paid	(165,929)	(53,724)	(219,653)	(136,916)	(37,838)	(174,754)
Member contributions paid	323	—	323	451	—	451
Actuarial losses (gains) adjusted by experience	93,699	226,928	320,627	80,126	64,278	144,404
Actuarial losses (gains) adjusted by demographic assumptions	—	(44,249)	(44,249)	—	46,122	46,122
Actuarial losses (gains) adjusted by financial assumptions	311,180	435,127	746,307	29,270	72,680	101,950
Defined benefit liability at the end of the year	2,429,478	2,016,614	4,446,092	2,011,355	1,313,157	3,324,512

c.3.6) Changes in the fair value of plan assets

	12.31.19			12.31.18
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Fair value of plan assets at the beginning of the year	2,999,669	763,325	3,762,994	2,585,679	726,060	3,311,739
Benefits paid	(159,001)	(36,774)	(195,775)	(128,991)	(32,011)	(161,002)
Participants contributions paid	323	—	323	451	—	451
Sponsor contributions paid	1,848	35	1,883	1,949	33	1,982
Interest income on plan assets	266,287	69,137	335,424	245,014	70,690	315,704
Return on plan assets excluding interest income	593,769	205,389	799,158	295,567	(1,447)	294,120
Distribution of reserves	(5,981)	—	(5,981)	—	—	—
Fair value of plan assets at the end of the year	3,696,914	1,001,112	4,698,026	2,999,669	763,325	3,762,994

c.3.7) Changes in asset limitation

	12.31.19			12.31.18
	Post-retirement	Post-retirement		Post-retirement	Post-retirement
	pension plans	health plans	Total	pension plans	health plans	Total
Asset Limitation at the beginning of the year	1,056,682	50,281	1,106,963	791,177	130,440	921,617
Interest on the asset limitation	96,306	4,661	100,967	77,246	12,966	90,212
Changes in the assets limitation, except interest	(24,297)	2,429	(21,868)	188,259	(93,125)	95,134
Asset Limitation at the end of the year	1,128,691	57,371	1,186,062	1,056,682	50,281	1,106,963

c.3.8) Results projected for 2020

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Current service cost	3,037	26,575	29,612
Net interest on net defined benefit liability/asset	(10,386)	82,150	71,764
Total	(7,349)	108,725	101,376

c.3.9) Sponsoring company contributions projected for 2020

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Sponsor contributions	2,189	6,937	9,126
Benefits paid directly by the sponsor	38	18,630	18,668
Total	2,227	25,567	27,794

c.3.10) Average weighted duration of defined benefit liability

	Post-retirement		Post-retirement
	pension plans		health plans
In 2019	8.3	years	18.1	years
In 2018	7.8	years	16.5	years

c.3.11) Actuarial assumptions

12.31.19
	Post-retirement pension plans	Post-retirement health plans
Discount rate to present value of defined benefit liability	Visão: 6.6% PBS-A and Telefônica BD: 7.2% CTB: 7.0%	PAMA and PCE: 7.4% Law 9.656/98: 7.5%
Future salary growth rate	CTB and PBS-A: N/A Visão and Telefônica BD: 5.5%	N/A
Medical expense growth rate	N/A	6.9%
Nominal annual adjustment rate of pension benefits	3.8%	N/A
Medical service eligibility age	N/A	Female participants: 59 years Male participants: 63 years
Estimated retirement age	PBS-A, CTB and Telefônica BD: 57 years Visão: 60 years	Female participants: 59 years Male participants: 63 years
Mortality table for nondisabled individuals	PBS-A, CTB and Telefônica BD: AT- 2000 Basic segregated by gender, down-rated by 10% Visão: AT-2000 Basic segregated by gender, down-rated by 50%	AT-2000 Basic segregated by gender, down-rated by 10%
Mortality table for disabled individuals	PBS-A, CTB and Telefônica BD: RP- 2000 Disabled Female, down-rated by 40% Visão: N/A	RP-2000 Disabled Feminina, down-rated by 40%
Disability table	Telefônica BD: Light-Forte PBS-A and CTB: N/A Visão: Light-Fraca, down rated by 30%	Light-Forte
Turnover	PBS-A, CTB and Telefônica BD: N/A Visão: Turnover experience in VISÃO plans (2015 to 2017)	PAMA and PCE: N/A Law No. 9656/98: Turnover experience in VISÃO plans (2015 to 2017)

12.31.18
	Post-retirement pension plans	Post-retirement health plans
Discount rate to present value of defined benefit liability	Visão: 9.0% PBS-A and CTB: 9.1% Telefônica BD : 9.2%	9.3%
Future salary growth rate	CTB and PBS-A: N/A Visão and Telefônica BD: 5.7%	N/A
Medical expense growth rate	N/A	7.1%
Nominal annual adjustment rate of pension benefits	4.0%	N/A
Medical service eligibility age	N/A	Eligibility on retirement 100% to 57 years
Estimated retirement age	PBS-A, CTB and Telefônica BD: 57 years Visão: 60 years	57 years
Mortality table for nondisabled individuals	PBS-A, CTB and Telefônica BD: AT-2000 Basic segregated by gender, down-rated by 10% Visão: AT-2000 Basic segregated by gender, down- rated by 50%	AT-2000 Basic segregated by gender, down-rated by 10%
Mortality table for disabled individuals	PBS-A, CTB and Telefônica BD: RP-2000 Disabled Female, down-rated by 40% Visão: N/A	RP-2000 Disabled Feminina, down-rated by 40%
Disability table	Telefônica BD: Light-Forte PBS-A and CTB: N/A Visão: Light-Fraca, down rated by 30%	Light-Forte
Turnover	PBS-A, CTB and Telefônica BD: N/A Visão: Turnover experience in VISÃO plans (2015 to 2017)	PAMA and PCE: N/A Law No. 9656/98: Turnover experience in VISÃO plans (2015 to 2017)

Further to the assumptions stated above, other assumptions common to all plans were adopted in 2019 and 2018 as follows: (i) Long-term inflation rate 3.8%; and (ii) Annual increase in the use of medical services according to age: 4.0%.

c.3.12) Changes in actuarial assumptions in relation to the prior year

In order to adjust some actuarial assumptions to the economic and demographic reality, a study was conducted for the plans administered by Visão Prev and Sistel, which adopted the definition of the assumptions in their Deliberative Councils.

The main economic and financial assumptions that have changed in relation to the previous fiscal year and that interfere with the defined benefit liability are: (i) rates for discount to present value of the defined benefit liability; (ii) long-term inflation rate; (iii) rate of future wage growth; (iv) rate of growth of medical costs; and (v) annual nominal index of adjustment of social security benefits.

The impacts on the plans’ defined benefit liabilities due to the new definition of the actuarial assumptions are as follows:

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Defined benefit liability, based on current actuarial assumptions	2,429,478	2,016,614	4,446,092
Defined benefit liability, based on prior-year actuarial assumptions	2,118,297	1,625,737	3,744,034
Difference from change in actuarial assumptions	311,181	390,877	702,058

c.3.13) Sensitivity analysis for actuarial assumptions

The Company believes that the significant actuarial assumptions with reasonable likelihood of variation due to financial and economic scenarios, which could significantly change the amount of the defined benefit obligation, are the discount rate used to adjust the defined benefit liability to present value and the rate of growth of medical costs.

Sensitivity analysis of the defined benefit liability for scenarios involving a 0.5% increase and a 0.5% decrease in the discount rate used to discount the defined benefit liability to present value is as follows:

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Defined benefit liability, discounted to present value at current rate	2,429,478	2,016,614	4,446,092
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	2,331,330	1,860,204	4,191,534
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	2,536,178	2,193,844	4,730,022

The following is a sensitivity analysis of the defined benefit obligation for scenarios of 1% increase and 1% reduction in the rate of growth of medical costs:

	Post-retirement	Post-retirement
	pension plans	health plans	Total
Defined benefit liability, projected by the current medical cost growth rate	2,429,478	2,016,614	4,446,092
Defined benefit liability, projected by the current medical cost growth considering a rate increased by 1%	2,429,478	2,384,419	4,813,897
Defined benefit liability, projected by the current medical cost growth considering a rate decreased by 1%	2,429,478	1,724,584	4,154,062

c.3.14) Allocation of plan assets

	12.31.19		12.31.18
	Post-retirement	Post-retirement	Post-retirement	Post-retirement
	pension plans	health plans	pension plans	health plans
Investments with market value quoted in active market:
Fixed income investments
National Treasury Note (NTN)	3,067,926	940,144	2,437,547	702,946
Treasury Financial Letter	270,676	60,968	177,319	60,379
Repurchase operations	172,895	—	196,830	—
Debentures	16,818	—	13,487	—
Treasury Financial Letter (LFT)	14,238	—	12,556	—
FIDC shares / Others	24,517	—	2,356	—
National Treasury Notes (LTN)	282	—	462	—
Bank Deposit Certificates (CDB)	—	—	232	—
Variable income investments
Investments in energy sector	—	—	138	—
Investments in food and beverage industry	—	—	17,921	—
Investments in mining sector	—	—	287	—
Investments linked to funds and market indexes	6,265	—	4,242	—
Investments in other sectors (1)	622	—	1,580	—
Real estate investments	100,701	—	111,417	—
Loans to participants	19,870	—	20,561	—
Structured and overseas investments	2,104	—	2,734	—
Total	3,696,914	1,001,112	2,999,669	763,325
(1)

Investments in variable income in the following industries: oil, gas and biofuel; telephony; steel and metals; construction and engineering; sales and distribution; transportation; wood and paper; education; financial services and banks; real estate, among; others.